EGA EMERGING GLOBAL SHARES TRUST

Supplement dated March 20, 2013 to the Statement of Additional Information dated July 30, 2012, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(the “Funds”)

The following supplements the information included in the Funds’ Statement of Additional Information.

Information in the creation/redemption transaction fee table relating to the Fund under the heading “CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS – Creation Transaction Fee” is replaced in its entirety with the following:

	Standard	Maximum
	Creation/Redemption	Creation/Redemption
Fund	Transaction Fee	Transaction Fee

EGShares GEMS Composite ETF	$2,000	$5,000
EGShares Basic Materials GEMS ETF	$1,000	$1,500
EGShares Consumer Goods GEMS ETF	$1,000	$1,500
EGShares Consumer Services GEMS ETF	$1,000	$1,500
EGShares Energy GEMS ETF	$1,000	$1,500
EGShares Financials GEMS ETF	$1,000	$1,500
EGShares Health Care GEMS ETF	$1,000	$1,500
EGShares Industrials GEMS ETF	$1,000	$1,500
EGShares Technology GEMS ETF	$1,000	$1,500
EGShares Telecom GEMS ETF	$1,000	$1,500
EGShares Utilities GEMS ETF	$1,000	$1,500
EGShares Emerging Markets Metals & Mining ETF	$1,000	$1,500
EGShares Emerging Markets Consumer ETF	$1,000	$1,500